As filed with the United States Securities and Exchange Commission on May 23, 2011
1933 Act Registration No. 002-85905
1940 Act Registration No. 811-03826

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No._____

Post-Effective Amendment No. 71	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 71	☑

(Check appropriate box or boxes.)
     AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
(Exact Name of Registrant as Specified in Charter)
     11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
     11 Greenway Plaza, Suite 2500 Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Peter A. Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, TX 77046	Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement
It is proposed that this filing will become effective (check appropriate box)
☑      immediately upon filing pursuant to paragraph (b)
☐      on (date) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date)pursuant to paragraph (a)(1)
☐      75 days after filing pursuant to paragraph (a)(2)
☐      on (date), pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 23rd day of May, 2011.

Registrant:	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ (Philip A. Taylor)	Trustee & President	May 23, 2011
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	May 23, 2011
(David C. Arch)

/s/ Bob R. Baker*	Trustee	May 23, 2011
(Bob R. Baker)

/s/ Frank S. Bayley*	Trustee	May 23, 2011
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	May 23, 2011
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	May 23, 2011
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	May 23, 2011
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	May 23, 2011
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	May 23, 2011
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	May 23, 2011
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	May 23, 2011
(Prema Mathai-Davis)

/s/ Lewis F. Pennock*	Trustee	May 23, 2011
(Lewis F. Pennock)

SIGNATURES	TITLE	DATE

/s/ Larry Soll*	Trustee	May 23, 2011
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	May 23, 2011
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	May 23, 2011
(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	May 23, 2011
(Wayne W. Whalen)

	Vice President & Treasurer	May 23, 2011
(Principal Financial and
/s/ Sheri Morris	Accounting Officer)

(Sheri Morris)

*By /s/ Philip A. Taylor		May 23, 2011
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 30, 2010, filed in Registrant’s Post-Effective Amendment No. 65 on December 21, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def